                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2000
                                                --------------------------------

Check here if Amendment  [  ];    Amendment Number:
                                                     -------------
         This Amendment  (Check only one.):     [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  -----------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  -----------------------------------------------------------
                       One Pacific Place, Suite 600
                  -----------------------------------------------------------
                       1125 South 103 Street
                  -----------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  -----------------------------------------------------------

Form 13 F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  -----------------------------------------------------------
Title:                 President
                  -----------------------------------------------------------
Phone:                 402-391-1980
                  -----------------------------------------------------------

Signature, Place, and Date of Signing:



  /s/ Wallace R. Weitz         Omaha, Nebraska            November 10, 2000
---------------------------- --------------------------- -----------------------
  Signature                    City, State                Date

Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                          ----------------------

Form 13F Information Table Entry Total:                      88
                                                          ----------------------

Form 13F Information Table Value Total:                   $4,457,918
                                                          ----------------------
                                                                  (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                            30-Sep-00
13F FILE NO. 28-3062
                          FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4           COLUMN 5        COLUMN 6   COLUMN 7   COLUMN 8
          --------------         --------------     --------    --------    --------------------  ----------  --------  ---------
                                                                 VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING
          NAME OF ISSUER         TITLE OF CLASS      CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  AUTHORITY
          --------------         --------------      -----      --------    -------    ---  ----  ----------  --------  ---------
CORECOMM LTD                    ORD                G2422R109       5,480      690,375  SH          Sole       N/A         Sole
LORAL SPACE & COMMUNICATIONS    COM                G56462107       5,906      964,300  SH          Sole       N/A         Sole
AT&T CORP                       COM                001957109      93,938    3,197,900  SH          Sole       N/A         Sole
AT&T CORP                       COM LIB GRP A      001957208     127,526    7,084,780  SH          Sole       N/A         Sole
ADELPHIA COMMUNICATIONS CORP    CL A               006848105     210,054    7,621,011  SH          Sole       N/A         Sole
ALLIED CAP CORP NEW             COM                01903Q108      26,981    1,300,300  SH          Sole       N/A         Sole
AMERICAN CLASSIC VOYAGES CO     COM                024928103      38,075    2,603,400  SH          Sole       N/A         Sole
AMERICAN CAPITAL STRATEGIES     COM                024937104       7,950      335,600  SH          Sole       N/A         Sole
AMERICAN EXPRESS CO             COM                025816109      25,637      422,000  SH          Sole       N/A         Sole
AMERICREDIT CORP                COM                03060R101      32,362    1,123,200  SH          Sole       N/A         Sole
APPLEBEES INTL INC              COM                037899101       9,662      420,100  SH          Sole       N/A         Sole
ASTORIA FINL CORP               COM                046265104      39,023    1,010,300  SH          Sole       N/A         Sole
BERKSHIRE HATHAWAY INC DEL      CL A               084670108     117,272        1,821  SH          Sole       N/A         Sole
BERKSHIRE HATHAWAY INC DEL      CL B               084670207     218,882      105,740  SH          Sole       N/A         Sole
CBRL GROUP INC                  COM                12489V106       2,048      142,500  SH          Sole       N/A         Sole
CALIFORNIA FED BK FSB LOS ANGL  CONT LITIG REC     130209604          98       50,000  SH          Sole       N/A         Sole
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT     139733109      25,630    1,971,500  SH          Sole       N/A         Sole
CAPITAL ONE FINL CORP           COM                14040H105      36,937      527,200  SH          Sole       N/A         Sole
CATELLUS DEV CORP               COM                149111106      91,684    5,239,100  SH          Sole       N/A         Sole
CENTENNIAL COMMUNCTNS CORP NEW  CL A NEW           15133V208      52,506    2,386,627  SH          Sole       N/A         Sole
CITIZENS COMMUNICATIONS CO      COM                17453B101     155,786   11,593,400  SH          Sole       N/A         Sole
COMMERCIAL FEDERAL CORPORATION  COM                201647104      48,423    2,531,920  SH          Sole       N/A         Sole
CONSOLIDATED STORES CORP        COM                210149100     100,771    7,464,500  SH          Sole       N/A         Sole
COUNTRYWIDE CR INDS INC DEL     COM                222372104     282,287    7,477,800  SH          Sole       N/A         Sole
DAILY JOURNAL CORP              COM                233912104       3,286      114,800  SH          Sole       N/A         Sole
DISNEY WALT CO                  COM DISNEY         254687106       5,258      137,465  SH          Sole       N/A         Sole
DUN & BRADSTREET CORP DEL       COM                26483B106       7,748      225,000  SH          Sole       N/A         Sole
DYNEX CAP INC                   COM NEW            26817Q506       1,856    1,414,113  SH          Sole       N/A         Sole
EMPIRE DIST ELEC CO             COM                291641108         633       24,100  SH          Sole       N/A         Sole
EQUITY OFFICE PROPERTIES TRUST  COM                294741103       4,659      150,000  SH          Sole       N/A         Sole
EQUITY RESIDENTIAL PPTYS TR     SH BEN INT         29476L107       5,760      120,000  SH          Sole       N/A         Sole
EXTENDED STAY AMER INC          COM                30224P101      39,409    2,974,300  SH          Sole       N/A         Sole
FEDERAL HOME LN MTG CORP        COM                313400301      14,446      267,200  SH          Sole       N/A         Sole
FEDERAL NATL MTG ASSN           COM                313586109      12,012      168,000  SH          Sole       N/A         Sole
FIRST FED BANKSHARES INC DEL    COM                32020V100         760       87,500  SH          Sole       N/A         Sole
FIRST FINL FD INC               COM                320228109       2,372      244,900  SH          Sole       N/A         Sole
FOREST CITY ENTERPRISES INC     CL A               345550107      30,049      834,700  SH          Sole       N/A         Sole
GABELLI GLOBAL MULTIMEDIA TR    COM                36239Q109         828       61,318  SH          Sole       N/A         Sole
GANNETT INC                     COM                364730101       9,275      175,000  SH          Sole       N/A         Sole
GILLETTE CO                     COM                375766102       8,645      280,000  SH          Sole       N/A         Sole
GOLDEN ST BANCORP INC           COM                381197102     210,378    8,904,900  SH          Sole       N/A         Sole
GREENPOINT FINL CORP            COM                395384100     208,622    7,042,100  SH          Sole       N/A         Sole
HANOVER CAP MTG HLDGS INC       COM                410761100       4,209      841,700  SH          Sole       N/A         Sole
HARRAHS ENTMT INC               COM                413619107      48,697    1,770,800  SH          Sole       N/A         Sole
HILTON HOTELS CORP              COM                432848109     137,850   11,922,200  SH          Sole       N/A         Sole
HOST MARRIOTT CORP NEW          COM                44107P104     231,417   20,570,363  SH          Sole       N/A         Sole
IMPAC MTG HLDGS INC             COM                45254P102       1,256      465,000  SH          Sole       N/A         Sole
IMPERIAL CR INDS INC            COM                452729106      12,661    7,944,400  SH          Sole       N/A         Sole
INSIGHT COMMUNICATIONS INC      CL A               45768V108      44,941    2,830,935  SH          Sole       N/A         Sole
INSURANCE AUTO AUCTIONS INC     COM                457875102      31,561    1,949,700  SH          Sole       N/A         Sole
INTELLIGENT SYS CORP NEW        COM                45816D100       2,261      548,000  SH          Sole       N/A         Sole
LABONE INC NEW                  COM                50540L105       7,271      775,550  SH          Sole       N/A         Sole
LABOR READY INC                 COM NEW            505401208      19,933    4,760,000  SH          Sole       N/A         Sole
LINCARE HLDGS INC               COM                532791100      26,983      940,600  SH          Sole       N/A         Sole
LOCAL FINL CORP                 COM                539553107       5,389      567,300  SH          Sole       N/A         Sole
LYNCH CORP                      COM                551137102       2,585       55,000  SH          Sole       N/A         Sole
LYNCH INTERACTIVE CORP          COM                551146103       5,768      103,000  SH          Sole       N/A         Sole
MAIL-WELL INC                   COM                560321200      43,545    9,813,000  SH          Sole       N/A         Sole
MANPOWER INC                    COM                56418H100       2,076       65,000  SH          Sole       N/A         Sole
NORTH FORK BANCORPORATION NY    COM                659424105     188,516    8,717,500  SH          Sole       N/A         Sole
NORTHERN TR CORP                COM                665859104      10,310      116,000  SH          Sole       N/A         Sole
NOVASTAR FINL INC               COM                669947400       5,807    1,498,533  SH          Sole       N/A         Sole
ORBITAL SCIENCES CORP           COM                685564106      38,660    4,616,100  SH          Sole       N/A         Sole
PMI GROUP INC                   COM                69344M101      42,649      629,500  SH          Sole       N/A         Sole
PAPA JOHNS INTL INC             COM                698813102      16,586      661,800  SH          Sole       N/A         Sole
PARK PL ENTMT CORP              COM                700690100     100,404    6,638,300  SH          Sole       N/A         Sole
PORT FINL CORP                  COM                734119100       9,674      545,000  SH          Sole       N/A         Sole
PROGRESSIVE CORP OHIO           COM                743315103       9,047      110,500  SH          Sole       N/A         Sole
PROTECTION ONE INC              COM                743663304       5,264    3,828,500  SH          Sole       N/A         Sole
QUANEX CORP                     COM                747620102      21,238    1,114,100  SH          Sole       N/A         Sole
REDWOOD TR INC                  COM                758075402      40,814    2,676,314  SH          Sole       N/A         Sole
REDWOOD TR INC                  PFD CV B%9.74      758075600       2,790      114,600  SH          Sole       N/A         Sole
RESOURCE BANCSHARES MTG GROUP   COM                761197102      18,691    3,286,336  SH          Sole       N/A         Sole
SIX FLAGS INC                   COM                83001P109     107,843    6,957,600  SH          Sole       N/A         Sole
SYNTROLEUM CORP                 COM                871630109       2,160      106,000  SH          Sole       N/A         Sole
TELEPHONE & DATA SYS INC        COM                879433100     236,821    2,139,300  SH          Sole       N/A         Sole
US BANCORP DEL                  COM                902973106      86,948    3,821,879  SH          Sole       N/A         Sole
USA ED INC                      COM                90390U102      86,578    1,796,700  SH          Sole       N/A         Sole
UNION PAC CORP                  COM                907818108       9,913      255,000  SH          Sole       N/A         Sole
UNITED PANAM FINANCIAL CP       COM                911301109       1,754    1,439,000  SH          Sole       N/A         Sole
UNITED STATES CELLULAR CORP     COM                911684108       6,944       99,200  SH          Sole       N/A         Sole
VALASSIS COMMUNICATIONS INC     COM                918866104      91,202    4,098,950  SH          Sole       N/A         Sole
WAL MART STORES INC             COM                931142103      11,733      243,800  SH          Sole       N/A         Sole
WASHINGTON MUT INC              COM                939322103     209,304    5,257,234  SH          Sole       N/A         Sole
WASHINGTON POST CO              CL B               939640108         528        1,000  SH          Sole       N/A         Sole
WELLS FARGO & CO NEW            COM                949746101      15,725      342,320  SH          Sole       N/A         Sole
WESTERN RES INC                 COM                959425109     111,894    5,174,300  SH          Sole       N/A         Sole
WORLDCOM INC GA NEW             COM                98157D106      18,804      619,050  SH          Sole       N/A         Sole
                                                               ---------  -----------
                                88                             4,457,918  222,317,734